Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	£ 4,191	£ 3,523
Basic weighted average number of shares in issue (in shares)	13,645	14,262
Number of potential ordinary shares (in shares)	435	513
Diluted weighted average number of shares (in shares)	14,080	14,775
Basic earnings per ordinary share (in GBP per share)	£ 0.307	£ 0.247
Diluted earnings per ordinary share (in GBP per share)	£ 0.298	£ 0.238